Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable
Allowance for credit losses		$ (3)
Accounts receivable, net	$ 117,556	126,750
Third parties
Accounts Receivable
Accounts receivable	117,206	126,529
Related parties
Accounts Receivable
Accounts receivable	$ 350	$ 224